Details of Certain Consolidated Statements of Income Lines (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details Of Certain Statements Of Income Lines Details [Abstract]
Professional services	$ 3,102	$ 2,963	$ 2,951
Occupancy and equipment	1,904	1,823	1,685
Communications	379	383	378
MasterCard and Visa settlements, net of legal fees	0	0	(562)
Other	1,133	1,404	1,260
Total other, net expense	$ 6,518	$ 6,573	$ 5,712